Investment in Assets Measured at Fair Value through Profit or Loss (Details Narrative) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2025
F.O.R.E biotherapeutics ltd [member] | Contractual agreement [member]
IfrsStatementLineItems [Line Items]
Undiluted percentage			0.02%
Diluted percentage			0.02%
Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Return for convertible loan, amount	$ 300	₪ 965